Parent company financial statement - Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Cost of revenue	¥ (983,175)	¥ (1,026,903)		¥ (804,674)
Gross loss	499,424	472,122		364,674
Operating loss	467,765	399,558		280,450
Net finance expenses	(4,363)
Loss before tax	488,522	424,493		297,190
Loss	366,598	315,780	¥ 315,780	230,902
Total comprehensive loss	368,924	319,090	¥ 319,090	228,360
Parent [Member]
Disclosure of transactions between related parties [line items]
Cost of revenue	0	0		(2,299)
Gross loss	0	0		(2,299)
Administrative expenses	(10,060)	(8,176)		(9,124)
Operating loss	(10,060)	(8,176)		(11,423)
Net finance expenses	0	0		(17)
Loss before tax	(10,060)	(8,176)		(11,440)
Loss	(10,060)	(8,176)		(11,440)
Other comprehensive (loss)/income-foreign currency translation differences	2,966	4,086		(3,016)
Total comprehensive loss	¥ (7,094)	¥ (4,090)		¥ (14,456)